LEASES OF RENTAL PROPERTIES	12 Months Ended
Mar. 31, 2011
Operating Leases Rental Properties Disclosure [Abstract]
Operating Leases Rental Properties Disclosure [Text Block]
NOTE 9 -	LEASES OF RENTAL PROPERTIES

The following leases for rental properties were operative during the year ended March 31, 2011:

	80 Oak Street	135 Ludlow Ave
	Unit 102	(see note 10)
Effective Date	August 1, 2009	July 1, 2010

Termination Date	November 30, 2010	December 31, 2015

Lease term	Month-to-month	5 years with 2 tenant renewal options for 5 years each

Rent expense for the 2011 Fiscal Year	$29,102	$67,753

Minimum 5 Year Lease Payments*
Fiscal year ended March 31, 2012	—	79,248
Fiscal year ended March 31, 2013	—	81,228
Fiscal year ended March 31, 2014	—	83,259
Fiscal year ended March 31, 2015	—	85,344
Fiscal year ended March 31, 2016	—	87,363
	—	$416,442

* Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at June 29, 2011, the time of filing of the Company’s annual report on Form 10-K.

The real estate leases are recorded as operating leases.

The lease for 80 Oak Street was a month-to-month lease, and accordingly the rent expense was equal to rent payments made during Fiscal Year 2011.

Rent expense related to the operating lease at 135 Ludlow was recorded using the straight line method and summarized as follows:

Summary of Rent Expense – 135 Ludlow Avenue

Fiscal Year
Ended
March 31, 2011
Rent Expense	67,753

Actual lease payments	19,689

Increase in deferred rent liability	48,064

Balance of deferred rent liability	48,064